Other Current Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Other receivables	$ 321,430	$ 442,951
Deposits	806,832	855,044
Total other current assets	$ 1,128,262	$ 1,297,995